FAIR VALUE GAINS (LOSSES), NET (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of Fair Value [Line Items]
Commercial properties			$ 1,012		$ (1,388)
Financial instruments and other	$ (34)	$ 11	133	$ (292)
Total fair values gains (losses), net	498	(803)	1,138	(1,113)
Commercial properties
Disclosure of Fair Value [Line Items]
Commercial properties	439	(907)	883	(996)	(1,607)
Commercial developments
Disclosure of Fair Value [Line Items]
Commercial properties	100	94	129	182	$ 219
Incentive fees	$ (7)	$ (1)	$ (7)	$ (7)